The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Variable Portfolio – Asset Allocation Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 3, 2011 (Accession No. 0001193125-11-207435), which is incorporated herein by reference.